Schedule of property and equipment (Details) - USD ($) $ in Thousands	6 Months Ended
	Jun. 30, 2026	Jun. 30, 2025
IfrsStatementLineItems [Line Items]
Balance at December 31, 2025	$ 3,055	$ 3,055
Additions	1,710
Depreciation	(451)	(365)
Transfer
Balance at June 30, 2026	4,314
Gross carrying amount [member]
IfrsStatementLineItems [Line Items]
Balance at December 31, 2025	40,411
Balance at June 30, 2026	40,806
Accumulated depreciation, amortisation and impairment [member]
IfrsStatementLineItems [Line Items]
Balance at December 31, 2025	(37,356)
Balance at June 30, 2026	(36,492)
Air craft and engines [member]
IfrsStatementLineItems [Line Items]
Balance at December 31, 2025	1,249	1,249
Additions
Depreciation	(120)
Transfer	395
Balance at June 30, 2026	1,524
Air craft and engines [member] | Gross carrying amount [member]
IfrsStatementLineItems [Line Items]
Balance at December 31, 2025	11,732
Balance at June 30, 2026	12,127
Air craft and engines [member] | Accumulated depreciation, amortisation and impairment [member]
IfrsStatementLineItems [Line Items]
Balance at December 31, 2025	(10,483)
Balance at June 30, 2026	(10,603)
Radar and mapping equipment [member]
IfrsStatementLineItems [Line Items]
Balance at December 31, 2025	1,385	1,385
Additions	748
Depreciation	(305)
Transfer
Balance at June 30, 2026	1,828
Radar and mapping equipment [member] | Gross carrying amount [member]
IfrsStatementLineItems [Line Items]
Balance at December 31, 2025	26,766
Balance at June 30, 2026	26,199
Radar and mapping equipment [member] | Accumulated depreciation, amortisation and impairment [member]
IfrsStatementLineItems [Line Items]
Balance at December 31, 2025	(25,381)
Balance at June 30, 2026	(24,371)
Furniture and fixtures [member]
IfrsStatementLineItems [Line Items]
Balance at December 31, 2025	17	17
Additions
Depreciation	(5)
Transfer
Balance at June 30, 2026	12
Furniture and fixtures [member] | Gross carrying amount [member]
IfrsStatementLineItems [Line Items]
Balance at December 31, 2025	377
Balance at June 30, 2026	377
Furniture and fixtures [member] | Accumulated depreciation, amortisation and impairment [member]
IfrsStatementLineItems [Line Items]
Balance at December 31, 2025	(360)
Balance at June 30, 2026	(365)
Leasehold improvements [member]
IfrsStatementLineItems [Line Items]
Balance at December 31, 2025	30	30
Additions
Depreciation	(21)
Transfer
Balance at June 30, 2026	9
Leasehold improvements [member] | Gross carrying amount [member]
IfrsStatementLineItems [Line Items]
Balance at December 31, 2025	1,162
Balance at June 30, 2026	1,162
Leasehold improvements [member] | Accumulated depreciation, amortisation and impairment [member]
IfrsStatementLineItems [Line Items]
Balance at December 31, 2025	(1,132)
Balance at June 30, 2026	(1,153)
Under construction [member]
IfrsStatementLineItems [Line Items]
Balance at December 31, 2025	374	$ 374
Additions	962
Transfer	(395)
Balance at June 30, 2026	941
Under construction [member] | Gross carrying amount [member]
IfrsStatementLineItems [Line Items]
Balance at December 31, 2025	374
Balance at June 30, 2026	941
Under construction [member] | Accumulated depreciation, amortisation and impairment [member]
IfrsStatementLineItems [Line Items]
Balance at December 31, 2025
Balance at June 30, 2026